Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
OTHER SHORT-TERM LIABILITIES [Abstract]
Other Short-term Liabilities

	As of December 31, (in thousands)
	2015	2016
Matching loans from related parties(Note 27)	$184,239	$378,678
Customer deposits	4,509	3,045
Advance from government grants	1,694	—
Others	7,723	5,814

Total	$198,165	$387,537